Taxation	6 Months Ended
Jun. 27, 2026
Taxation
Taxation
3.	Taxation

Tax rate

Our reported tax for the period ended 27 June 2026 was a charge of $77m, with an effective tax rate of 20.3% (H1 2025: $69m, effective tax rate of 19.1%).

OECD BEPS 2.0 – Pillar Two

The Group estimates a Pillar Two current tax charge for the year ending 31 December 2026 of $19m (2025: $8m).

The Group is adopting the IAS12 mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules.